Note 5 - Prepaid Expenses and Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Prepaid Expenses [Text Block]

NOTE 5: PREPAID EXPENSES AND DEPOSITS

Details of prepaid expenses and deposits balance is as follows:

	March 31,	December 31,
	2025	2024
Shares issued for prepaid services	$408	$417
Prepaid expenses and deposits	324	280
Total (current)	$732	$697

Shares issued for prepaid services	$911	$974
Prepaid expenses and deposits	771	683
Total (non-current)	$1,682	$1,657

NOTE 6: PREPAID EXPENSES AND DEPOSITS

Detail of prepaid expenses and deposits balance is as follows:

	December 31,
	2024	2023
Shares issued for prepaid services	$417	$-
Prepaid expenses and deposits	280	28
Total (current)	$697	$28

Shares issued for prepaid services	$974	$-
Prepaid expenses and deposits	683	-
Total (non-current)	$1,657	$-

The Company entered into four standalone strategic investment agreements. Pursuant to these agreements, the Company agreed to issue 433,360 of shares of common stock in exchange for $2,925 of service credits that are to be consumed in future. Refer Note 12.a for further details. Included in the non-current prepaid expenses and deposits is a $300 deferred financing cost related to the equity line of credit (Note 11).